Vanguard Variable Insurance Fund Diversified Value Portfolio

Supplement Dated September 25, 2019, to the Prospectus and
Summary Prospectus Dated April 26, 2019

Effective immediately, Mark Giambrone will replace Jeff G. Fahrenbruch as a co-
portfolio manager for the Barrow, Hanley, Mewhinney & Strauss, LLC portion of
Vanguard Variable Insurance Fund Diversified Value Portfolio. The Portfolio’s
investment objective, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes
The following replaces Jeff G. Fahrenbruch under the heading “Investment
Advisors” in the Portfolio Summary section:

Mark Giambrone, Managing Director of Barrow, Hanley. He has co-managed a portion of the Portfolio since September 2019.

Prospectus Text Changes
The following replaces Jeff G. Fahrenbruch under the heading “Investment
Advisors” in the More on the Portfolio section:

Mark Giambrone, Managing Director of Barrow, Hanley. He has managed investment portfolios for Barrow, Hanley since 1999 and has co-managed a portion of the Portfolio since September 2019. Education: B.S., Indiana
University; M.B.A., University of Chicago.

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 64E 092019

Vanguard Variable Insurance Funds

Supplement Dated September 25, 2019, to the Statement of Additional Information Dated April 26, 2019

Important Changes to Vanguard Variable Insurance Fund Diversified Value Portfolio

Effective immediately, Mark Giambrone will replace Jeff G. Fahrenbruch as a co-portfolio manager for the Barrow, Hanley, Mewhinney & Strauss, LLC portion of Vanguard Variable Insurance Fund Diversified Value Portfolio. The Portfolio’s investment objective, strategies, and policies remain unchanged.

Statement of Additional Information Text Changes

In the “Investment Advisory and Other Services” section, the following replaces Jeff G. Fahrenbruch in the “Other Accounts Managed” sub-section on page B-55 for the Diversified Value Portfolio:

1. Other Accounts Managed

Mark Giambrone is a portfolio manager of the Diversified Value Portfolio; as of December 31, 2018, the Portfolio held assets of $887 million. As of October 31, 2018, Mr. Giambrone also managed 15 other registered investment companies with total assets of $8 billion (advisory fees based on account performance for 1 of these accounts with total assets of $23.5 million), 2 other pooled investment vehicles with total assets of $466.4 million (none of which had advisory fees based on account performance), and 51 other accounts with total assets of $6.6 billion (none of which had advisory fees based on account performance).

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 064K 092019